Note 8 - Prepayments and Other - Prepayments and Other (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Prepaid expenses	$ 670	$ 305
Guarantees	15	110
Advances to various creditors	63	20
Other receivables	116
Total	$ 864	$ 435